Apr. 24, 2023
DriveWealth NYSE 100 Index ETF
DriveWealth NYSE 100 Index ETF

Supplement dated July 5, 2024 to the

DriveWealth NYSE 100 Index ETF (the “Fund”),

Summary Prospectus, Prospectus and Statement of Additional Information

dated April 24, 2023, as supplemented May 10, 2024

This supplement should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information dated April 24, 2023, as supplemented May 10, 2024.

The Board of Trustees of the DriveWealth ETF Trust (the “Trust”) has approved the liquidation of the DriveWealth NYSE 100 Index ETF (the “Fund”) and the termination of the Trust. Accordingly, shares of the Fund will cease trading on the NYSE Arca, Inc. (“Exchange”), and the Fund will be closed to purchase by investors as of the close of regular trading on the Exchange on or about July 22, 2024 (“Closing Date”). Shareholders may sell their holdings in the Fund prior to the Closing Date. The Fund will not accept purchase orders after the Closing Date. The liquidation of the Fund is expected to take place on or about July 29, 2024 (the “Liquidation Date”).

From the Closing Date through the Liquidation Date, shareholders may only be able to sell their shares to certain broker-dealers. There is no assurance that there will be a market for the Fund’s shares during this period.

Prior to the Liquidation Date, the Fund should not be expected to track its underlying index and should be expected to depart from its stated investment objective and strategies as it converts any remaining portfolio holdings to cash in preparation for the final distribution to shareholders.

On or about the Liquidation Date, the Fund will distribute the net asset value per share in cash, pro rata, to all shareholders who have not previously redeemed or sold their shares. As calculated and distributed on the Liquidation Date, the Fund’s net asset value will reflect certain costs of closing the Fund. These distributions are a taxable event for shareholders that are subject to federal income tax. In addition, these payments to shareholders may include accrued capital gains and dividends.

The termination of the Trust is expected to take place as soon as practicable following the Liquidation Date.

Please keep this Supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.

Shareholders should retain this Supplement for future reference.